Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2018 term:
Overnight agreements	$357,642	$349,081	$218,852	0.85%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,444	11,096	11,137	1.27
Total	$369,086	$360,177	$229,989	0.87%
December 31, 2017 term:
Overnight agreements	$340,054	$334,506	$242,824	0.25%
1 to 29 days	—	—	—	—
30 to 90 days	109,300	107,238	100,000	3.99
Over 90 days	11,327	11,168	10,981	0.74
Total	$460,681	$452,912	$353,805	1.32%